Consolidated shareholders’ equity	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated shareholders' equity	Consolidated shareholders’ equity
D.15.1. Share capital
As of December 31, 2020, the share capital was €2,517,943,476, consisting of 1,258,971,738 shares with a par value of €2. Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2020	8.28	0.658%
December 31, 2019	0.02	0.002%
December 31, 2018	1.94	0.156%
January 1, 2018	0.17	0.014%
Treasury shares are deducted from shareholders’ equity. Gains and losses on disposals of treasury shares are recorded directly in equity and are not recognized in net income for the period.
Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares
December 31, 2017		1,254,019,904
During 2018	Capital increase by exercise of stock subscription options(a)	1,168,808
During 2018	Capital increase by issuance of restricted shares(b)	2,152,183
Board meeting of April 26, 2018	Reduction in share capital by cancellation of treasury shares	(7,239,803)
Board meeting of July 27, 2018	Capital increase reserved for employees	2,401,184
Board meeting of December 18, 2018	Reduction in share capital by cancellation of treasury shares	(5,106,804)
December 31, 2018		1,247,395,472
During 2019	Capital increase by exercise of stock subscription options(a)	2,745,853
During 2019	Capital increase by issuance of restricted shares(b)	3,704,786
December 31, 2019		1,253,846,111
During 2020	Capital increase by exercise of stock subscription options(a)	868,655
During 2020	Capital increase by issuance of restricted shares(b)	1,666,256
Board meeting of July 28, 2020	Capital increase reserved for employees	2,590,716
December 31, 2020		1,258,971,738
(a) Shares issued on exercise of Sanofi stock subscription options.
(b) Shares vesting under restricted share plans and issued in the period.

For the disclosures about the management of capital required under IFRS 7, refer to Note B.27.
D.15.2. Restricted share plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2020		2019	2018
Type of plan	Performance share plan	Performance share plan	Performance share plan	Performance share plan	Performance share plan
Date of Board meeting approving the plan	April 28, 2020	October 28, 2020	April 30, 2019	July 30, 2018	May 2, 2018
Service period	3 years	3 years	3 years	3 years	3 years
Total number of shares awarded in 2018 and 2019			3,797,582	141,669	4,390,216
Fair value per share awarded (€)(a)			67.90	64.35	56.59
Total number of shares awarded in 2020	3,340,501	73,027
Of which with no market condition	2,536,893	—
Fair value per share awarded (€)(a)	82.36	—
Of which with market condition	803,608	73,027
Fair value per share awarded (€)(b)	76.11	63.18
Fair value of plan at the date of grant (€ million)	270	5	258	9	248
(a) Market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(b) Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	2020	2019	2018
Total expense for restricted share plans (€ million)	222	247	248
Number of shares not yet fully vested	10,546,612	10,908,503	13,576,464
Under 2020 plans	3,284,558	—	—
Under 2019 plans	3,375,717	3,662,806	—
Under 2018 plans	3,886,337	4,117,795	4,406,593
Under 2017 plans	—	3,127,902	3,314,391
Under 2016 plans	—	—	3,690,226
Under 2015 plans	—	—	2,165,254

D.15.3. Capital increases
The characteristics of the employee share ownership plans awarded in the form of a capital increase reserved for employees in 2020 and 2018 are summarized in the table below; there were no capital increases reserved for employees in 2019.

	2020	2018
Date of Board meeting approving the plan	February 5, 2020	March 6, 2018
Subscription price (€)(a)	70.67	52.66
Subscription period	June 8-26, 2020	June 11-29, 2018
Number of shares subscribed	2,467,101	2,298,783
Number of shares issued immediately as employer’s contribution	123,615	102,401
(a) Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding June 2, 2020 and June 9, 2018, respectively.

The table below sets forth the expense recognized for each plan:

(€ million)	2020	2018
Expense recognized	52	32
of which employer’s contribution	11	7
D.15.4. Repurchase of Sanofi shares
The Annual General Meetings of Sanofi shareholders held on April 28 2020, April 30, 2019, May 2, 2018 and May 10, 2017 each authorized a share repurchase program for a period of 18 months. The following repurchases have been made under those programs:

(in number of shares and € million) Year of authorization	2020		2019		2018
	Number of shares	Value	Number of shares	Value	Number of shares	Value
2020 program	5,685,426	461	—	—	—	—
2019 program	3,982,939	361	—	—	—	—
2018 program	—	—	147,793	12	6,884,792	501
2017 program	—	—	—	—	8,489,873	602

D.15.5. Reductions in share capital
Reductions in share capital for the accounting periods presented are described in the table included at Note D.15.1. above.
Those reductions have no impact on shareholders’ equity.

D.15.6. Currency translation differences
Currency translation differences comprise the following:

(€ million)	2020	2019	2018
Attributable to equity holders of Sanofi	(3,386)	632	(167)
Attributable to non-controlling interests	(55)	(36)	(36)
Total	(3,441)	596	(203)
The balance as of December 31, 2020 includes an after-tax amount of €(136) million relating to hedges of net investments in foreign operations (refer to Note B.8.3. for a description of the relevant accounting policy), versus €(260) million as of December 31, 2019 and €(145) million as of December 31, 2018.
The movement in Currency translation differences is mainly attributable to the US dollar.
D.15.7. Other comprehensive income
Movements within other comprehensive income are shown below:

(€ million)	2020	2019	2018
Actuarial gains/(losses):
•Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	(267)	(377)	201
•Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	(1)	(5)	—
•Tax effects	45	161	(69)
Equity instruments included in financial assets and financial liabilities:
•Change in fair value (excluding investments accounted for using the equity method)	358	30	(529)
•Change in fair value (investments accounted for using the equity method, net of taxes)	(14)	80	(8)
• Equity risk hedging instruments designated as fair value hedges	(24)	(4)	—
•Tax effects	(85)	(48)	100
Items not subsequently reclassifiable to profit or loss	12	(163)	(305)
Debt instruments included in financial assets:
•Change in fair value (excluding investments accounted for using the equity method)(a)	15	28	(4)
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
•Tax effects	(3)	(5)	—
Cash flow hedges:
•Change in fair value (excluding investments accounted for using the equity method)(b)	4	(13)	3
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
▪Tax effects	(2)	4	(1)
Change in currency translation differences:
•Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(b)	(3,872)	850	1,273
•Currency translation differences (investments accounted for using the equity method)(b)	32	64	106
•Currency translation differences related to the investment in Regeneron and reclassified to profit or loss(c)	(318)	—	—
•Hedges of net investments in foreign operations(b)	180	(163)	(185)
•Tax effects(c)	(58)	48	72
Items subsequently reclassifiable to profit or loss	(4,022)	813	1,264
(a) Amounts reclassified to profit or loss: €5 million in 2020, and immaterial in 2019 and 2018.
(b) Amounts reclassified to profit or loss: €1 million in 2020, €27 million in 2019 and €(7) million in 2018.
(c) Relates to the translation reserve arising on the investment in Regeneron, which was reclassified to profit or loss in accordance with IAS 21 (The Effects of Changes in Foreign Exchange Rates), of which €2 million (net of tax) related to hedges of net investments in foreign operations.
D.15.8. Stock options
Stock option plans awarded and measurement of stock option plans
No stock options were awarded during 2020.
Stock options granted by the Board of Directors in 2019 and 2018 are summarized below, with the assumptions used to determine their fair value:

	2019	2018
Date of Board meeting approving the plan	April 30, 2019	May 2, 2018
Total number of options granted	220,000	220,000
Exercise price (€)	76.71	65.84
Vesting period	4 years	4 years
Plan expiry date	April 30, 2029	May 2, 2028
Fair value of the plan (€ million)	2	1
Fair value per option granted (€)	7.80	6.32
Assumptions used to determine fair value
Dividend yield	4.31%	4.87%
Volatility of Sanofi shares, computed on a historical basis	22.48%	23.10%
Risk-free interest rate	0.15%	0.36%
Plan maturity	8 years	7 years
The expense recognized through equity for stock option plans is immaterial.

Stock subscription option plans
Details of the terms of exercise of stock subscription options granted under the various plans are presented below in Sanofi share equivalents. These plans were awarded to certain corporate officers and employees of Sanofi companies.
The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2020:

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2020
Sanofi-aventis	03/01/2010	8,121,355	03/03/2014	02/28/2020	54.12	—
Sanofi-aventis	03/09/2011	874,500	03/10/2015	03/09/2021	50.48	32,448
Sanofi-aventis	03/05/2012	814,050	03/06/2016	03/05/2022	56.44	173,867
Sanofi	03/05/2013	788,725	03/06/2017	03/05/2023	72.19	380,256
Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	634,265
Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	339,964
Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	284,250
Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	294,220
Sanofi	05/02/2018	220,000	05/03/2022	05/02/2028	65.84	220,000
Sanofi	04/30/2019	220,000	05/02/2023	04/30/2029	76.71	220,000
Total						2,579,270
The exercise of all outstanding stock subscription options would increase shareholders’ equity by approximately €195 million. The exercise of each option results in the issuance of one share.
Summary of stock option plans
A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2018	7,889,020	60.08	474
Options exercisable	5,812,165	52.93	308
Options granted	220,000	65.84	14
Options exercised	(1,192,838)	50.02	(60)
Options cancelled(a)	(66,609)	82.03	(5)
Options outstanding at December 31, 2018	6,849,573	61.81	423
Options exercisable	5,468,214	56.80	311
Options granted	220,000	76.71	17
Options exercised	(2,816,123)	53.18	(150)
Options cancelled(a)	(48,005)	72.84	(3)
Options forfeited	(383,425)	44.90	(17)
Options outstanding at December 31, 2019	3,822,020	70.58	270
Options exercisable	2,650,375	67.14	178
Options exercised	(868,655)	59.20	(52)
Options cancelled(a)	(91,305)	87.73	(8)
Options forfeited	(282,790)	54.12	(15)
Options outstanding at December 31, 2020	2,579,270	75.61	195
Options exercisable	1,845,050	74.51	137
(a) Mainly due to the grantees leaving Sanofi.

The table below provides summary information about options outstanding and exercisable as of December 31, 2020:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €50.00 to €60.00 per share	206,315	1.02	55.50	206,315	55.50
From €60.00 to €70.00 per share	220,000	7.34	65.84	—	—
From €70.00 to €80.00 per share	1,518,771	4.08	74.08	1,298,771	73.63
From €80.00 to €90.00 per share	634,184	5.35	89.19	339,964	89.38
Total	2,579,270			1,845,050

D.15.9. Number of shares used to compute diluted earnings per share
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	2020	2019	2018
Average number of shares outstanding	1,253.6	1,249.9	1,247.1
Adjustment for stock options with dilutive effect	0.4	0.8	1.3
Adjustment for restricted shares	6.1	6.4	6.8
Average number of shares used to compute diluted earnings per share	1,260.1	1,257.1	1,255.2
In 2020, 0.6 million stock options were not taken into account in computing diluted earnings per share because they had no dilutive effect, compared with 0.8 million in 2019 and 2.5 million in 2018.